Bank indebtedness, interim production financing, long-term debt and obligations under finance leases - Principal repayments and undrawn borrowing facilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 866,603	$ 1,084,559
Year ending June 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	10,524
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	8,611
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	8,254
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	7,440
2023 and beyond
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 759,225